Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (34.7%)
U.S. Government Securities (10.5%)
	United States Treasury Note/Bond	4.375%	7/15/27	2,500	2,507
[1]	United States Treasury Note/Bond	3.875%	11/30/27	5,000	4,945
	United States Treasury Note/Bond	0.750%	1/31/28	9,356	8,406
	United States Treasury Note/Bond	4.125%	7/31/31	1,657	1,625
	United States Treasury Note/Bond	1.250%	8/15/31	1,613	1,317
	United States Treasury Note/Bond	1.375%	11/15/31	1,000	817
	United States Treasury Note/Bond	1.875%	2/15/32	2,000	1,683
	United States Treasury Note/Bond	2.875%	5/15/32	2,490	2,238
	United States Treasury Note/Bond	2.750%	8/15/32	1,000	887
	United States Treasury Note/Bond	4.125%	11/15/32	1,000	976
	United States Treasury Note/Bond	4.750%	2/15/41	1,044	1,039
	United States Treasury Note/Bond	2.000%	11/15/41	187	126
[1]	United States Treasury Note/Bond	3.250%	5/15/42	741	603
	United States Treasury Note/Bond	2.750%	11/15/42	347	259
	United States Treasury Note/Bond	3.125%	2/15/43	1,000	790
	United States Treasury Note/Bond	3.875%	2/15/43	1,089	961
	United States Treasury Note/Bond	3.875%	5/15/43	1,533	1,350
	United States Treasury Note/Bond	3.625%	8/15/43	2,560	2,169
	United States Treasury Note/Bond	3.750%	11/15/43	670	577
	United States Treasury Note/Bond	3.625%	2/15/44	674	568
	United States Treasury Note/Bond	3.375%	5/15/44	1,685	1,365
	United States Treasury Note/Bond	3.125%	8/15/44	1,216	944
	United States Treasury Note/Bond	4.125%	8/15/44	1,144	1,036
	United States Treasury Note/Bond	3.000%	11/15/44	1,175	892
	United States Treasury Note/Bond	2.500%	2/15/45	1,233	855
	United States Treasury Note/Bond	3.000%	5/15/45	930	703
	United States Treasury Note/Bond	2.875%	8/15/45	1,000	738
	United States Treasury Note/Bond	2.500%	2/15/46	550	376
	United States Treasury Note/Bond	2.500%	5/15/46	550	374
	United States Treasury Note/Bond	2.250%	8/15/46	550	355
	United States Treasury Note/Bond	2.875%	11/15/46	233	169
	United States Treasury Note/Bond	3.000%	2/15/47	969	718
	United States Treasury Note/Bond	3.000%	5/15/47	450	333
	United States Treasury Note/Bond	2.750%	8/15/47	521	366
	United States Treasury Note/Bond	2.750%	11/15/47	516	362
	United States Treasury Note/Bond	3.000%	2/15/48	589	432
	United States Treasury Note/Bond	3.125%	5/15/48	2,653	1,988
	United States Treasury Note/Bond	3.375%	11/15/48	2,836	2,216
	United States Treasury Note/Bond	3.000%	2/15/49	2,900	2,111
	United States Treasury Note/Bond	2.250%	8/15/49	800	496
	United States Treasury Note/Bond	2.375%	11/15/49	2,800	1,780
	United States Treasury Note/Bond	2.000%	2/15/50	900	523
	United States Treasury Note/Bond	1.250%	5/15/50	3,964	1,880
	United States Treasury Note/Bond	1.375%	8/15/50	800	390
	United States Treasury Note/Bond	1.625%	11/15/50	3,800	1,983
	United States Treasury Note/Bond	1.875%	2/15/51	2,000	1,113
	United States Treasury Note/Bond	2.375%	5/15/51	2,000	1,259
	United States Treasury Note/Bond	2.250%	2/15/52	2,500	1,517
	United States Treasury Note/Bond	2.875%	5/15/52	2,500	1,749
					62,866
Conventional Mortgage-Backed Securities (21.3%)
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	383	356
[2,4]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	5,679	4,532
[2]	Ginnie Mae II Pool	2.500%	6/20/50–6/20/52	6,028	5,022
[2,4]	Ginnie Mae II Pool	3.000%	9/20/50–4/20/52	4,738	4,099
[2,4]	Ginnie Mae II Pool	3.500%	4/20/52–5/20/52	3,564	3,185
[2]	Ginnie Mae II Pool	4.000%	7/20/47–10/20/52	2,286	2,113
[2,5]	Ginnie Mae II Pool	4.500%	4/20/48–1/15/55	2,358	2,238
[2,5]	Ginnie Mae II Pool	5.000%	12/20/52–1/15/55	2,728	2,652
[2,5]	Ginnie Mae II Pool	5.500%	4/20/53–1/15/55	2,847	2,850
[2,5]	Ginnie Mae II Pool	6.000%	1/20/54–1/15/55	1,864	1,899
[2,5]	Ginnie Mae II Pool	6.500%	8/20/32–1/15/55	983	1,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ginnie Mae II Pool	7.000%	8/20/54	246	252
[2,3]	UMBS Pool	1.500%	3/1/36–7/1/51	6,279	5,028
[2,3,5]	UMBS Pool	2.000%	10/1/35–1/25/55	31,050	24,891
[2,3,5]	UMBS Pool	2.500%	10/1/35–2/1/52	21,856	18,215
[2,3,5]	UMBS Pool	3.000%	2/1/37–1/25/55	16,064	13,884
[2,3,5]	UMBS Pool	3.500%	7/1/32–1/25/55	877	896
[2,3,5]	UMBS Pool	4.000%	4/1/43–1/25/55	9,052	8,340
[2,3,5]	UMBS Pool	4.500%	1/25/40–1/25/55	5,115	4,914
[2,3,5]	UMBS Pool	5.000%	12/1/48–1/25/55	5,375	5,224
[2,3,5]	UMBS Pool	5.500%	10/1/52–1/25/55	6,709	6,669
[2,3,5]	UMBS Pool	6.000%	1/1/53–1/25/55	5,545	5,611
[2,3]	UMBS Pool	6.500%	9/1/53–6/1/54	3,216	3,317
[2,3]	UMBS Pool	7.000%	6/1/54–12/1/54	707	732
					127,930
Nonconventional Mortgage-Backed Securities (2.9%)
[2,3]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	1,670	1,440
[2,3]	Fannie Mae REMICS	3.500%	3/25/43–5/25/47	1,901	1,728
[2,3]	Fannie Mae REMICS	4.500%	8/25/49	192	185
[2,3]	Freddie Mac REMICS	1.000%	8/25/50	252	199
[2,3]	Freddie Mac REMICS	2.250%	8/25/49	1,641	1,401
[2,3]	Freddie Mac REMICS	2.500%	12/25/48–4/25/50	2,057	1,687
[2,3]	Freddie Mac REMICS	3.000%	2/15/44–4/15/46	4,718	4,034
[2,3]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	5,218	4,650
[2,3]	Freddie Mac REMICS	4.000%	2/15/48	1,166	1,061
[2]	Ginnie Mae REMICS	4.500%	5/20/52	800	737
					17,122
Total U.S. Government and Agency Obligations (Cost $214,248)					207,918
Asset-Backed/Commercial Mortgage-Backed Securities (9.2%)
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	91
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	41
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	31
[2,6]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	20
[2,6]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	62
[2,6]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	20	20
[2,6]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	233	233
[2,6]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	100
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	195
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	140	142
[2,6]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	280	265
[2,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	130	125
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	40	40
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	101
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	100	101
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	70	71
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	102
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	140	145
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	150	152
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	110	111
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	30	28
[2]	BANK Series 2018-BNK15	4.407%	11/15/61	40	39
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	80	77
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,170
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	530	477
[2]	BANK Series 2021-BNK35	2.285%	6/15/64	100	84
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	460	410
[2]	BANK Series 2022-BNK41	3.790%	4/15/65	120	109
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	770	727
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	500	512
[2]	BANK Series 2024-5YR9	5.614%	8/15/57	490	499
[2]	BANK Series 2024-BNK47	5.716%	6/15/57	750	776
[2]	BANK Series 2024-BNK48	5.053%	10/15/57	680	669
[2]	BANK Series 2024-BNK48	5.355%	10/15/57	310	305
[2,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	162
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	280	263
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	80	73
[2,6]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	40	41
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	260	253
[2]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	40	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	85
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	80	67
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	310	298
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	230	237
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	290	299
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	140	140
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	280	284
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	260	271
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	110	111
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	580	593
[2]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	330	337
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	220	211
[2]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	170	151
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	750	711
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	100	102
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	300	308
[2]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	420	437
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	190	191
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	741
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	390	398
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	200	210
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	690	708
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	250	254
[2]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	180	181
[2,6]	BPR Trust Series 2023-BRK2	6.899%	10/5/38	200	206
[2,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	280	253
[2,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.948%	10/16/28	40	40
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	263
[2]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	20	20
[2]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	10	10
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	370	370
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	70	70
[2]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	20	20
[2]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	30	30
[2]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	20	20
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	150	149
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,072
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	90	86
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	209	201
[2]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	50	45
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	40	40
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	20	20
[2,6]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	50	50
[2,6]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	50	50
[2,6]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	60
[2,6]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	50	48
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,290
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	130	126
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	340	310
[2,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	377
[2,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	50	50
[2,6]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	163	163
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.510%	9/25/43	42	42
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.619%	1/25/44	139	139
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.669%	2/25/44	14	14
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.569%	5/25/44	29	29
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.569%	7/25/44	98	98
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.719%	9/25/44	173	174
[2,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	47	46
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	300	253
[2,6]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	100
[2,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	133
[2,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	20	20
[2,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	154	142
[2]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	80	81
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	90	90
[2]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	140	139
[2]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	140	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	210	206
[2,6]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	90	89
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	142
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	71
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	130	131
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	194
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	70	70
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	90	91
[2,6]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	148
[2,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	110	112
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	111
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	72
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	72
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	70	70
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	101
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	100	101
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	100	101
[2]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	150	147
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	40	40
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	260	261
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	100	101
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	170	173
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	101
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	100	99
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	300	295
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.419%	11/25/43	38	38
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.919%	2/25/44	91	92
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.819%	5/25/44	140	140
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.619%	10/25/44	36	36
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.819%	3/25/44	75	76
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.819%	8/25/44	232	233
[2,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	419	373
[2,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	298	274
[2,6]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	960	963
[2,6]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	496	493
[2,6]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	1,391	1,389
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	90	91
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	30	30
[2]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	100	99
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	182
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	220	223
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	20	20
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	187
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	72
[2,6]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	30	30
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	50	50
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	250	252
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	20	20
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	380	381
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	690	690
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	100	100
[2,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	60	60
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	110	99
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	150	130
[2,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	94
[2,6]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	101
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	470	468
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	40	40
[2,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	250	253
[2,6]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	233	234
[2,6]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	70	70
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	112
[2]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	257
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	140	141
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	50	50
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	80	80
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	20	20
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	50	49
[2,6]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	250	247
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	111
[2,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	101
[2,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	20	20
[2,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[2,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[2,6]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	40	40
[2,6]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	40	40
[2,6]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	40	40
[2,6]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	20	20
[2,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	100	101
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	130	127
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	90	82
[2,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,471	3,125
[2,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	363	368
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	520	548
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.298%	3/15/72	7	7
[2,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	30	30
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	130	130
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	40	40
[2,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	133	119
[2,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	131
[2,6]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	160	162
[2,6]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	196	195
[2,6]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	592	591
[2,6]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	3,700	3,708
[2,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	97	93
[2,6]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	99
[2,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	93
[2,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	70	64
[2,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	200	183
[2,6]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	80	73
[2,6]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	556	563
[2,6]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	250
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	70
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	40	40
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	50	51
[2]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	60	62
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	140	142
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	150	152
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	160	163
[2]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	110	110
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	170	170
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	120	119
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	390	387
[2]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	310	307
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	70	71
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	30	30
[2,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	30	30
[2,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	20
[2,6]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	20	20
[2,6]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	394	393
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	80	81
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	60	59
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	90	89
[2,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	280	283
[2,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	160	163
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	310	316
[2,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	61
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	30
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	154	153
[2,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	110	112
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	260	259
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	40	40
[2,6]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	202
[2,6]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	140	135
[2,6]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	100	96
[2,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	98	99
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	40	38
[2,6]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	30	30
[2,6]	VEGAS Trust Series 2024-TI	5.518%	11/10/39	190	191
[2,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	280	281
[2,6]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	190	189
[2,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	230	229
[2,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	150	152
[2,6]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	130	132
[2]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	60	60
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	332
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	120	117
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	330	323
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	250	251
[2,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	45	42
[2]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	920	914
[2]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	60	60
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	30	30
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	80	81
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $55,438)					55,111
Corporate Bonds (33.2%)
Communications (2.2%)
[6]	AMC Networks Inc.	10.250%	1/15/29	15	16
	AMC Networks Inc.	4.250%	2/15/29	27	21
	AppLovin Corp.	5.125%	12/1/29	532	530
[8]	AT&T Inc.	1.600%	5/19/28	300	298
	AT&T Inc.	4.900%	8/15/37	113	106
	AT&T Inc.	4.300%	12/15/42	150	125
	AT&T Inc.	3.550%	9/15/55	224	151
	AT&T Inc.	3.650%	9/15/59	545	361
[8]	Booking Holdings Inc.	3.500%	3/1/29	100	106
[6]	Cable One Inc.	4.000%	11/15/30	40	33
[6]	CCO Holdings LLC	5.000%	2/1/28	75	72
[6]	CCO Holdings LLC	4.750%	3/1/30	315	288
[6]	CCO Holdings LLC	4.250%	2/1/31	15	13
	CCO Holdings LLC	4.500%	5/1/32	275	237
	Charter Communications Operating LLC	6.100%	6/1/29	1,168	1,190
	Comcast Corp.	6.550%	7/1/39	150	162
	Comcast Corp.	3.750%	4/1/40	283	227
	Comcast Corp.	3.450%	2/1/50	73	50
	Comcast Corp.	2.987%	11/1/63	367	207
[6]	Cox Communications Inc.	4.800%	2/1/35	170	155
[6]	Cox Communications Inc.	5.800%	12/15/53	240	219
[6]	CSC Holdings LLC	11.750%	1/31/29	70	69
[6]	CSC Holdings LLC	3.375%	2/15/31	75	53
	Discovery Communications LLC	3.950%	3/20/28	113	107
	Discovery Communications LLC	6.350%	6/1/40	259	239
[6]	DISH Network Corp.	11.750%	11/15/27	82	87
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	103
[6]	Level 3 Financing Inc.	3.875%	11/15/29	55	43
[6]	Level 3 Financing Inc.	10.500%	5/15/30	55	60
[6]	Midcontinent Communications	8.000%	8/15/32	115	118
[2,8]	Netflix Inc.	3.875%	11/15/29	100	108
[6]	News Corp.	3.875%	5/15/29	335	311
[6]	Nexstar Media Inc.	4.750%	11/1/28	115	107
[6]	Outfront Media Capital LLC	7.375%	2/15/31	40	42
	Paramount Global	2.900%	1/15/27	72	69
	Paramount Global	6.875%	4/30/36	100	101
	Paramount Global	5.850%	9/1/43	300	258
	Paramount Global	4.900%	8/15/44	290	220
	Paramount Global	4.600%	1/15/45	210	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	3.800%	3/15/32	310	279
	Rogers Communications Inc.	4.550%	3/15/52	120	96
[6]	Scripps Escrow Inc.	5.875%	7/15/27	100	81
[6]	Scripps Escrow II Inc.	3.875%	1/15/29	30	22
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	30	15
	Sprint Capital Corp.	6.875%	11/15/28	860	912
	Sprint LLC	7.625%	3/1/26	1,520	1,554
[6]	Sunrise FinCo I BV	4.875%	7/15/31	135	122
[6]	Sunrise HoldCo IV BV	5.500%	1/15/28	40	39
	Telefonica Emisiones SA	4.665%	3/6/38	300	266
	T-Mobile USA Inc.	3.375%	4/15/29	100	93
[8]	T-Mobile USA Inc.	3.550%	5/8/29	200	212
	T-Mobile USA Inc.	3.600%	11/15/60	6	4
	T-Mobile USA Inc.	5.800%	9/15/62	260	251
	Uber Technologies Inc.	4.300%	1/15/30	170	164
	Uber Technologies Inc.	4.800%	9/15/34	175	167
	Uber Technologies Inc.	5.350%	9/15/54	595	549
[6]	Univision Communications Inc.	8.000%	8/15/28	5	5
[6]	Univision Communications Inc.	4.500%	5/1/29	5	4
[6]	Univision Communications Inc.	7.375%	6/30/30	180	172
[6]	Univision Communications Inc.	8.500%	7/31/31	70	69
	Verizon Communications Inc.	3.400%	3/22/41	190	144
	Verizon Communications Inc.	3.850%	11/1/42	57	45
	Verizon Communications Inc.	5.500%	2/23/54	360	344
	Verizon Communications Inc.	2.987%	10/30/56	440	261
[6]	Virgin Media Finance plc	5.000%	7/15/30	200	169
	Vodafone Group plc	6.150%	2/27/37	71	74
	Vodafone Group plc	5.750%	6/28/54	320	309
[6]	VZ Secured Financing BV	5.000%	1/15/32	80	71
	Warnermedia Holdings Inc.	3.755%	3/15/27	20	19
	Warnermedia Holdings Inc.	5.050%	3/15/42	103	83
[6]	Windstream Services LLC	8.250%	10/1/31	15	15
					13,426
Consumer Discretionary (1.4%)
[6]	1011778 BC ULC	3.875%	1/15/28	85	80
[6]	1011778 BC ULC	6.125%	6/15/29	195	196
[6]	1011778 BC ULC	5.625%	9/15/29	40	39
[6]	Amer Sports Co.	6.750%	2/16/31	25	25
	American Axle & Manufacturing Inc.	5.000%	10/1/29	80	73
[8]	American Honda Finance Corp.	3.750%	10/25/27	200	212
[8]	American Honda Finance Corp.	0.300%	7/7/28	200	188
[6]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	137
[6]	Belron UK Finance plc	5.750%	10/15/29	35	35
	BorgWarner Inc.	4.950%	8/15/29	115	114
[6]	Builders FirstSource Inc.	6.375%	3/1/34	95	94
[6]	Caesars Entertainment Inc.	7.000%	2/15/30	85	87
[6]	Caesars Entertainment Inc.	6.500%	2/15/32	25	25
[6]	Carnival Corp.	5.750%	3/1/27	80	80
[6]	Carnival Corp.	4.000%	8/1/28	200	189
[6]	Carnival Corp.	6.000%	5/1/29	6	6
[6]	Carnival Corp.	10.500%	6/1/30	15	16
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	50	53
[6]	Champ Acquisition Corp.	8.375%	12/1/31	15	15
[6]	Churchill Downs Inc.	5.750%	4/1/30	195	191
[6]	Clarios Global LP	8.500%	5/15/27	75	75
	Dana Inc.	4.250%	9/1/30	65	60
	Dana Inc.	4.500%	2/15/32	30	28
[6]	Flutter Treasury DAC	6.375%	4/29/29	50	51
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	2.700%	8/10/26	205	197
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	74
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	326
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	277
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	79
	Ford Motor Credit Co. LLC	6.054%	11/5/31	505	501
[6]	Garda World Security Corp.	7.750%	2/15/28	170	175
[6]	Garda World Security Corp.	8.250%	8/1/32	35	36
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	100	101
	General Motors Co.	5.200%	4/1/45	30	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/29	550	556
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	256
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	9	9
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	175	161
[6]	Hanesbrands Inc.	9.000%	2/15/31	35	37
[8]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	100	106
[6]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	12	12
[6]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	51
[6]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	70	69
	Home Depot Inc.	4.950%	9/15/52	110	100
	KB Home	7.250%	7/15/30	115	118
[6]	Lithia Motors Inc.	4.625%	12/15/27	160	155
[6]	Lithia Motors Inc.	4.375%	1/15/31	145	132
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	192
	Lowe's Cos. Inc.	4.450%	4/1/62	190	147
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	35	35
	MGM Resorts International	6.500%	4/15/32	25	25
[6]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	30	30
[6]	NCL Corp. Ltd.	5.875%	2/15/27	200	199
[6]	NCL Corp. Ltd.	8.125%	1/15/29	10	11
[6]	NCL Corp. Ltd.	7.750%	2/15/29	110	116
	Newell Brands Inc.	6.375%	9/15/27	55	55
	Newell Brands Inc.	6.625%	9/15/29	120	122
	Newell Brands Inc.	6.375%	5/15/30	15	15
	Newell Brands Inc.	6.625%	5/15/32	20	20
	Newell Brands Inc.	6.875%	4/1/36	20	20
	Newell Brands Inc.	7.000%	4/1/46	30	29
[6]	Ontario Gaming GTA LP	8.000%	8/1/30	40	41
[6]	Phinia Inc.	6.625%	10/15/32	30	30
[6]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	45	44
[6]	Saks Global Enterprises LLC	11.000%	12/15/29	50	48
	Service Corp. International	4.000%	5/15/31	5	4
[6]	Six Flags Entertainment Corp.	6.625%	5/1/32	30	30
[6]	Standard Building Solutions Inc.	6.500%	8/15/32	35	35
[6]	Studio City Co. Ltd.	7.000%	2/15/27	125	126
[6]	Studio City Finance Ltd.	5.000%	1/15/29	50	45
	Tapestry Inc.	5.100%	3/11/30	150	148
[2]	Toyota Motor Credit Corp.	4.600%	10/10/31	150	146
[6]	Vail Resorts Inc.	6.500%	5/15/32	95	96
[8]	Volkswagen International Finance NV	3.875%	Perpetual	100	101
[2,8]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	299
[6]	Wayfair LLC	7.250%	10/31/29	20	20
[6]	Wynn Macau Ltd.	5.625%	8/26/28	10	10
[6]	Wynn Macau Ltd.	5.125%	12/15/29	40	37
					8,138
Consumer Staples (1.3%)
[6]	Albertsons Cos. Inc.	6.500%	2/15/28	55	56
	Altria Group Inc.	3.400%	2/4/41	135	97
	Altria Group Inc.	3.875%	9/16/46	150	108
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	190
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	150
	Avery Dennison Corp.	4.875%	12/6/28	192	191
	BAT Capital Corp.	3.557%	8/15/27	237	229
	BAT Capital Corp.	2.259%	3/25/28	220	202
	BAT Capital Corp.	5.834%	2/20/31	720	736
[2,8]	British American Tobacco plc	3.000%	Perpetual	500	507
	Coca-Cola Co.	5.200%	1/14/55	365	347
	Conagra Brands Inc.	5.300%	10/1/26	285	288
[6]	Energizer Holdings Inc.	4.750%	6/15/28	208	198
[6]	Energizer Holdings Inc.	4.375%	3/31/29	180	167
[6]	Imperial Brands Finance plc	6.125%	7/27/27	200	205
[6]	KeHE Distributors LLC	9.000%	2/15/29	100	104
	Kenvue Inc.	5.100%	3/22/43	140	134
	Keurig Dr Pepper Inc.	4.500%	11/15/45	350	292
[2]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	800	797
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	302
	Kroger Co.	5.000%	9/15/34	390	378
	Kroger Co.	4.450%	2/1/47	93	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.500%	9/15/54	350	329
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	141	129
[6]	Performance Food Group Inc.	5.500%	10/15/27	60	60
[6]	Performance Food Group Inc.	4.250%	8/1/29	20	19
[6]	Performance Food Group Inc.	6.125%	9/15/32	55	55
	Philip Morris International Inc.	5.625%	11/17/29	225	232
	Philip Morris International Inc.	4.500%	3/20/42	106	91
[6]	Post Holdings Inc.	5.500%	12/15/29	41	40
[6]	Post Holdings Inc.	6.250%	2/15/32	105	104
[6]	Post Holdings Inc.	6.375%	3/1/33	110	108
[6]	Post Holdings Inc.	6.250%	10/15/34	25	24
[2,8]	Tesco Corporate Treasury Services plc	0.375%	7/27/29	200	184
	Tyson Foods Inc.	3.550%	6/2/27	500	485
[6]	US Foods Inc.	6.875%	9/15/28	10	10
[6]	US Foods Inc.	4.750%	2/15/29	42	40
[6]	US Foods Inc.	5.750%	4/15/33	35	34
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	45	44
					7,742
Energy (3.1%)
[6]	Antero Midstream Partners LP	6.625%	2/1/32	45	45
[6]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	125	124
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	80	82
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	30	31
	Boardwalk Pipelines LP	4.800%	5/3/29	85	84
	BP Capital Markets America Inc.	3.060%	6/17/41	226	163
[2,8]	BP Capital Markets BV	3.773%	5/12/30	100	106
[8]	BP Capital Markets plc	3.625%	Perpetual	100	102
	Canadian Natural Resources Ltd.	6.250%	3/15/38	63	64
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	77
	Cheniere Energy Inc.	4.625%	10/15/28	47	46
	Cheniere Energy Partners LP	4.000%	3/1/31	130	120
	Cheniere Energy Partners LP	3.250%	1/31/32	160	139
	Cheniere Energy Partners LP	5.950%	6/30/33	30	31
[6]	Civitas Resources Inc.	8.375%	7/1/28	60	62
[6]	Civitas Resources Inc.	8.625%	11/1/30	20	21
[6]	Civitas Resources Inc.	8.750%	7/1/31	40	42
[6]	CNX Resources Corp.	7.375%	1/15/31	45	46
[6]	CNX Resources Corp.	7.250%	3/1/32	30	31
	ConocoPhillips Co.	3.800%	3/15/52	140	102
[6]	Continental Resources Inc.	2.268%	11/15/26	180	171
	Coterra Energy Inc.	5.400%	2/15/35	610	591
	DCP Midstream Operating LP	5.625%	7/15/27	240	243
	Devon Energy Corp.	4.750%	5/15/42	113	94
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	90	93
	Diamondback Energy Inc.	5.200%	4/18/27	590	596
	Diamondback Energy Inc.	5.400%	4/18/34	815	802
	Diamondback Energy Inc.	5.750%	4/18/54	180	169
[6]	DT Midstream Inc.	4.125%	6/15/29	270	253
	Enbridge Inc.	6.200%	11/15/30	540	568
	Enbridge Inc.	6.700%	11/15/53	205	222
	Energy Transfer LP	4.400%	3/15/27	415	411
	Energy Transfer LP	5.250%	7/1/29	215	216
	Energy Transfer LP	5.300%	4/1/44	120	107
	Energy Transfer LP	5.150%	3/15/45	200	175
	Energy Transfer LP	5.400%	10/1/47	319	286
	Energy Transfer LP	5.950%	5/15/54	205	197
	Enterprise Products Operating LLC	3.700%	1/31/51	305	219
	EOG Resources Inc.	4.375%	4/15/30	20	19
	EOG Resources Inc.	5.650%	12/1/54	470	460
[6]	EQM Midstream Partners LP	7.500%	6/1/27	95	97
[6]	EQM Midstream Partners LP	7.500%	6/1/30	125	133
	EQT Corp.	3.900%	10/1/27	67	65
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	1,524	1,445
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	985	845
	Genesis Energy LP	8.250%	1/15/29	155	156
	Genesis Energy LP	8.000%	5/15/33	45	44
[6]	Helmerich & Payne Inc.	4.650%	12/1/27	65	64
[6]	Helmerich & Payne Inc.	4.850%	12/1/29	40	39
	Hess Corp.	7.875%	10/1/29	160	178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Hess Midstream Operations LP	6.500%	6/1/29	35	35
[6]	Kinetik Holdings LP	6.625%	12/15/28	30	31
[6]	Kinetik Holdings LP	5.875%	6/15/30	10	10
[6]	Noble Finance II LLC	8.000%	4/15/30	20	20
	Occidental Petroleum Corp.	5.500%	12/1/25	140	140
	Occidental Petroleum Corp.	5.000%	8/1/27	235	235
	Occidental Petroleum Corp.	6.375%	9/1/28	197	203
	Occidental Petroleum Corp.	5.200%	8/1/29	295	293
	Occidental Petroleum Corp.	7.500%	5/1/31	70	76
	Occidental Petroleum Corp.	6.600%	3/15/46	25	25
	ONEOK Inc.	5.550%	11/1/26	210	213
	ONEOK Inc.	5.800%	11/1/30	230	237
[6]	Permian Resources Operating LLC	5.875%	7/1/29	180	177
[6]	Permian Resources Operating LLC	9.875%	7/15/31	20	22
	Phillips 66 Co.	5.250%	6/15/31	290	291
	Phillips 66 Co.	5.650%	6/15/54	300	283
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	263
	Range Resources Corp.	8.250%	1/15/29	70	72
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	115	112
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,080	1,046
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	360	362
[6]	Seadrill Finance Ltd.	8.375%	8/1/30	20	20
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	79	82
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	25	26
	Suncor Energy Inc.	4.000%	11/15/47	147	109
	Suncor Energy Inc.	3.750%	3/4/51	60	42
[6]	Tallgrass Energy Partners LP	7.375%	2/15/29	70	70
[6]	Tallgrass Energy Partners LP	6.000%	12/31/30	65	62
	Targa Resources Corp.	5.200%	7/1/27	110	111
	Targa Resources Corp.	6.150%	3/1/29	455	472
	Targa Resources Corp.	6.125%	3/15/33	175	180
	Targa Resources Corp.	6.500%	3/30/34	420	444
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	TotalEnergies Capital SA	5.275%	9/10/54	225	208
[2,8]	TotalEnergies SE	2.000%	Perpetual	100	100
	TransCanada PipeLines Ltd.	4.250%	5/15/28	33	32
	TransCanada PipeLines Ltd.	4.100%	4/15/30	535	508
[6]	Transocean Inc.	8.250%	5/15/29	20	20
[6]	Transocean Inc.	8.750%	2/15/30	51	53
[6]	Transocean Inc.	8.500%	5/15/31	70	69
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	76
[6]	Valaris Ltd.	8.375%	4/30/30	173	175
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	184
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	35
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	21
[6]	Venture Global LNG Inc.	9.500%	2/1/29	185	204
[6]	Venture Global LNG Inc.	7.000%	1/15/30	40	41
[6]	Venture Global LNG Inc.	8.375%	6/1/31	35	36
[6]	Venture Global LNG Inc.	9.875%	2/1/32	95	104
[6]	Viper Energy Inc.	7.375%	11/1/31	45	47
[6]	Vital Energy Inc.	7.750%	7/31/29	30	30
[6]	Vital Energy Inc.	7.875%	4/15/32	60	58
	Western Midstream Operating LP	4.500%	3/1/28	215	210
	Western Midstream Operating LP	4.750%	8/15/28	236	232
	Williams Cos. Inc.	5.150%	3/15/34	180	175
					18,904
Financials (13.3%)
[2,8]	ABN AMRO Bank NV	5.125%	2/22/33	100	108
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	144
	AerCap Ireland Capital DAC	6.100%	1/15/27	860	879
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	235
[6]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	50	50
[6]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	70	71
	Allstate Corp.	5.250%	3/30/33	133	133
	Allstate Corp.	5.350%	6/1/33	119	120
	American Express Co.	5.043%	7/26/28	376	377
	American Express Co.	5.284%	7/26/35	1,331	1,315
[6]	AmWINS Group Inc.	6.375%	2/15/29	60	60
[6]	AmWINS Group Inc.	4.875%	6/30/29	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon North America Inc.	5.150%	3/1/29	670	672
	Aon North America Inc.	5.750%	3/1/54	540	527
	Apollo Global Management Inc.	5.800%	5/21/54	433	434
	Apollo Global Management Inc.	6.000%	12/15/54	330	326
	Ares Capital Corp.	5.875%	3/1/29	200	202
[6]	Ares Strategic Income Fund	5.700%	3/15/28	280	280
[6]	Ares Strategic Income Fund	6.350%	8/15/29	40	41
[6]	Ares Strategic Income Fund	5.600%	2/15/30	114	113
	Arthur J Gallagher & Co.	4.600%	12/15/27	407	405
	Assurant Inc.	4.900%	3/27/28	28	28
[6]	Athene Global Funding	1.985%	8/19/28	750	670
	Athene Holding Ltd.	6.250%	4/1/54	390	391
	Athene Holding Ltd.	6.625%	10/15/54	797	795
[8]	Athora Holding Ltd.	6.625%	6/16/28	100	112
[6]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	320	341
[6]	Banco de Credito del Peru S.A.	5.800%	3/10/35	342	334
[2]	Banco Santander SA	5.365%	7/15/28	600	604
	Bank of America Corp.	5.933%	9/15/27	1,000	1,017
	Bank of America Corp.	5.518%	10/25/35	850	834
[2]	Bank of America Corp.	4.078%	4/23/40	340	289
	Bank of New York Mellon Corp.	5.060%	7/22/32	289	288
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	310	335
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	330	326
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	4.837%	9/10/28	158	157
	Barclays plc	7.385%	11/2/28	200	212
[2,8]	Barclays plc	4.918%	8/8/30	100	111
[9]	Barclays plc	3.750%	11/22/30	100	123
	Barclays plc	3.330%	11/24/42	200	145
	BlackRock Funding Inc.	5.350%	1/8/55	651	622
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	500	497
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	318	314
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	300	286
[2,9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	100	113
	Blue Owl Capital Corp.	5.950%	3/15/29	398	400
[2,8]	BNP Paribas SA	0.500%	9/1/28	200	193
[6]	BNP Paribas SA	5.283%	11/19/30	360	356
[2,8]	BNP Paribas SA	1.125%	1/15/32	200	197
[2,8]	BNP Paribas SA	2.500%	3/31/32	100	101
[2,8]	BNP Paribas SA	0.875%	8/31/33	200	186
[9]	BPCE SA	2.500%	11/30/32	100	114
	Capital One Financial Corp.	3.750%	7/28/26	230	226
	Capital One Financial Corp.	5.468%	2/1/29	120	121
	Capital One Financial Corp.	3.273%	3/1/30	480	443
[2]	Capital One Financial Corp.	7.624%	10/30/31	414	457
[2,8]	Carrefour Banque SA	4.079%	5/5/27	200	211
	Charles Schwab Corp.	2.450%	3/3/27	215	205
	Charles Schwab Corp.	6.136%	8/24/34	709	743
[2]	Citibank NA	5.570%	4/30/34	600	607
	Citigroup Inc.	4.542%	9/19/30	1,320	1,282
	Citigroup Inc.	6.174%	5/25/34	170	173
	Citigroup Inc.	5.827%	2/13/35	280	279
	Citigroup Inc.	4.650%	7/30/45	145	126
[2,8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	200	201
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	245
	Corebridge Financial Inc.	3.650%	4/5/27	150	146
	Corebridge Financial Inc.	3.850%	4/5/29	330	315
	Corebridge Financial Inc.	3.900%	4/5/32	200	182
	Corebridge Financial Inc.	4.350%	4/5/42	190	158
	Corebridge Financial Inc.	4.400%	4/5/52	300	241
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	300	301
[6]	Credit Agricole SA	4.631%	9/11/28	250	247
	Credit Suisse USA LLC	7.125%	7/15/32	340	376
[2,8]	Crelan SA	5.750%	1/26/28	400	444
[2,8]	Crelan SA	6.000%	2/28/30	200	228
[6]	Danske Bank A/S	5.427%	3/1/28	200	202
[2,8]	Deutsche Bank AG	1.625%	1/20/27	100	101
	Deutsche Bank AG	5.706%	2/8/28	120	121
	Deutsche Bank AG	6.720%	1/18/29	25	26
	Deutsche Bank AG	4.999%	9/11/30	390	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	Deutsche Bank AG	5.625%	5/19/31	200	211
[2,8]	DNB Bank ASA	0.250%	2/23/29	200	190
[8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	100	99
	Equitable Holdings Inc.	5.000%	4/20/48	102	91
	Fifth Third Bancorp	6.339%	7/27/29	280	290
	Fifth Third Bancorp	4.895%	9/6/30	380	375
[6]	Focus Financial Partners LLC	6.750%	9/15/31	45	45
	GATX Corp.	3.250%	9/15/26	101	98
	GATX Corp.	4.550%	11/7/28	22	22
	GATX Corp.	4.700%	4/1/29	51	50
[2,8]	Generali	5.500%	10/27/47	100	109
[6]	GGAM Finance Ltd.	8.000%	2/15/27	60	62
[6]	GGAM Finance Ltd.	8.000%	6/15/28	35	37
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	297	329
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	310	313
[2,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	133
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	372
	Goldman Sachs Group Inc.	6.750%	10/1/37	200	214
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	156
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	124
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,400	1,351
[2,8]	Grand City Properties SA	0.125%	1/11/28	400	377
[8]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	200	211
[6]	Howden UK Refinance plc	7.250%	2/15/31	25	25
[6]	Howden UK Refinance plc	8.125%	2/15/32	40	41
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,014
	HSBC Holdings plc	5.130%	11/19/28	419	419
[2]	HSBC Holdings plc	3.973%	5/22/30	450	425
	HSBC Holdings plc	5.286%	11/19/30	430	427
	HSBC Holdings plc	2.804%	5/24/32	400	340
	HSBC Holdings plc	5.874%	11/18/35	729	712
	HSBC Holdings plc	6.332%	3/9/44	175	184
[6]	HUB International Ltd.	7.250%	6/15/30	20	21
[6]	HUB International Ltd.	7.375%	1/31/32	25	25
	Huntington Bancshares Inc.	6.208%	8/21/29	800	825
	Huntington Bancshares Inc.	5.272%	1/15/31	270	270
	Huntington Bancshares Inc.	5.709%	2/2/35	925	924
	Huntington Bancshares Inc.	2.487%	8/15/36	150	121
	Huntington Bancshares Inc.	6.141%	11/18/39	370	371
[8]	ING Groep NV	1.000%	11/13/30	200	203
	Intercontinental Exchange Inc.	3.625%	9/1/28	148	142
	Intercontinental Exchange Inc.	5.250%	6/15/31	330	333
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	89
[8]	JAB Holdings BV	1.000%	12/20/27	200	196
	JPMorgan Chase & Co.	5.040%	1/23/28	300	301
	JPMorgan Chase & Co.	5.571%	4/22/28	450	458
	JPMorgan Chase & Co.	4.979%	7/22/28	578	579
	JPMorgan Chase & Co.	4.505%	10/22/28	740	733
	JPMorgan Chase & Co.	4.603%	10/22/30	470	461
	JPMorgan Chase & Co.	5.294%	7/22/35	60	59
	JPMorgan Chase & Co.	4.946%	10/22/35	1,120	1,080
	JPMorgan Chase & Co.	6.400%	5/15/38	200	218
	JPMorgan Chase & Co.	5.500%	10/15/40	50	50
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	534	395
	JPMorgan Chase & Co.	5.600%	7/15/41	30	30
	JPMorgan Chase & Co.	3.157%	4/22/42	170	124
	KeyBank NA	5.000%	1/26/33	100	96
	KeyCorp	6.401%	3/6/35	110	115
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	200
	M&T Bank Corp.	6.082%	3/13/32	900	921
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	240
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,500	1,484
	MetLife Inc.	4.875%	11/13/43	100	91
	MetLife Inc.	5.000%	7/15/52	100	90
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	202
	Morgan Stanley	3.950%	4/23/27	174	170
[2]	Morgan Stanley	5.652%	4/13/28	510	518
[8]	Morgan Stanley	3.790%	3/21/30	100	106
	Morgan Stanley	4.654%	10/18/30	730	714
[2]	Morgan Stanley	2.511%	10/20/32	640	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.466%	1/18/35	350	348
[2]	Morgan Stanley	3.971%	7/22/38	175	149
[2]	Morgan Stanley	4.457%	4/22/39	140	125
	Morgan Stanley	5.516%	11/19/55	2,020	1,947
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	560	561
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	250	253
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,242
	Nasdaq Inc.	5.350%	6/28/28	305	309
	Nasdaq Inc.	3.950%	3/7/52	45	33
	Nasdaq Inc.	5.950%	8/15/53	300	302
[6]	National Australia Bank Ltd.	2.990%	5/21/31	250	216
[6]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	50	50
[6]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	25	23
[6]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	35	35
	NatWest Group plc	5.583%	3/1/28	270	273
[2]	NatWest Group plc	4.892%	5/18/29	200	198
[9]	NatWest Group plc	3.622%	8/14/30	400	496
	Navient Corp.	4.875%	3/15/28	8	8
	Navient Corp.	9.375%	7/25/30	30	32
[6]	New York Life Global Funding	4.850%	1/9/28	500	501
[2,8]	NIBC Bank NV	6.000%	11/16/28	100	114
	Nomura Holdings Inc.	5.783%	7/3/34	458	462
	OneMain Finance Corp.	3.500%	1/15/27	65	62
	OneMain Finance Corp.	7.125%	11/15/31	125	127
[6]	Panther Escrow Issuer LLC	7.125%	6/1/31	65	66
[6]	Penske Truck Leasing Co. LP	5.350%	1/12/27	200	201
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	100	126
[2]	PNC Bank NA	2.700%	10/22/29	280	251
	PNC Financial Services Group Inc.	3.150%	5/19/27	240	232
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,330	1,348
	PNC Financial Services Group Inc.	5.068%	1/24/34	390	379
	PNC Financial Services Group Inc.	5.939%	8/18/34	230	237
	PNC Financial Services Group Inc.	6.875%	10/20/34	500	545
	Prudential Financial Inc.	3.935%	12/7/49	250	189
	Prudential Financial Inc.	6.500%	3/15/54	150	154
	Regions Financial Corp.	5.722%	6/6/30	1,225	1,241
	Regions Financial Corp.	5.502%	9/6/35	1,400	1,366
[9]	Rothesay Life plc	8.000%	10/30/25	100	127
[9]	Rothesay Life plc	3.375%	7/12/26	100	122
[2]	Royal Bank of Canada	6.000%	11/1/27	500	516
[2]	Royal Bank of Canada	5.200%	8/1/28	120	121
[2]	Royal Bank of Canada	4.522%	10/18/28	697	691
[2]	Royal Bank of Canada	4.969%	8/2/30	513	510
[2]	Royal Bank of Canada	4.650%	10/18/30	590	578
[6]	Ryan Specialty LLC	5.875%	8/1/32	80	79
[8]	SCOR SE	3.000%	6/8/46	200	206
[6]	Shift4 Payments LLC	6.750%	8/15/32	20	20
[2,8]	Societe Generale SA	0.750%	1/25/27	300	296
	State Street Corp.	4.530%	2/20/29	230	227
	State Street Corp.	4.675%	10/22/32	550	534
	State Street Corp.	6.123%	11/21/34	303	315
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	732
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	406
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	890	899
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	365
[6]	Swedbank AB	4.998%	11/20/29	280	279
[2,8]	Swedbank AB	3.625%	8/23/32	200	209
	Synovus Financial Corp.	6.168%	11/1/30	595	600
[2,8]	Talanx AG	2.250%	12/5/47	100	100
	Toronto-Dominion Bank	4.783%	12/17/29	750	740
	UBS AG	5.000%	7/9/27	800	804
	UBS AG	7.500%	2/15/28	500	535
[6]	UBS Group AG	6.327%	12/22/27	350	359
[6]	UBS Group AG	4.282%	1/9/28	1,430	1,397
[6]	UBS Group AG	4.253%	3/23/28	200	194
[8]	UBS Group AG	7.750%	3/1/29	200	236
[6]	UBS Group AG	5.617%	9/13/30	345	350
[6]	UBS Group AG	3.091%	5/14/32	280	244
[2]	US Bancorp	4.548%	7/22/28	411	407
	US Bancorp	5.775%	6/12/29	940	962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	5.850%	10/21/33	200	205
	US Bancorp	4.839%	2/1/34	220	210
	US Bancorp	5.836%	6/12/34	340	347
[7,8]	US Bancorp, 3M EURIBOR + 0.800%	3.813%	5/21/28	200	207
[6]	USI Inc.	7.500%	1/15/32	25	26
[6]	UWM Holdings LLC	6.625%	2/1/30	30	30
[2]	Wells Fargo & Co.	2.393%	6/2/28	490	461
[2]	Wells Fargo & Co.	3.350%	3/2/33	380	333
[2]	Wells Fargo & Co.	3.068%	4/30/41	175	127
	Wells Fargo & Co.	5.375%	11/2/43	155	145
[2]	Wells Fargo & Co.	4.611%	4/25/53	50	42
	Willis North America Inc.	2.950%	9/15/29	904	823
					79,634
Health Care (1.6%)
	AbbVie Inc.	4.050%	11/21/39	702	600
	AbbVie Inc.	5.500%	3/15/64	125	119
[8]	American Medical Systems Europe BV	3.375%	3/8/29	200	211
	Amgen Inc.	4.950%	10/1/41	450	405
	Amgen Inc.	5.650%	3/2/53	145	140
	Amgen Inc.	5.750%	3/2/63	95	91
	AstraZeneca plc	4.000%	9/18/42	260	215
	AstraZeneca plc	4.375%	8/17/48	311	263
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	23	24
	Becton Dickinson & Co.	4.874%	2/8/29	365	364
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	200	212
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	148
	Cardinal Health Inc.	5.750%	11/15/54	765	732
	Cencora Inc.	4.625%	12/15/27	195	195
	Cencora Inc.	4.300%	12/15/47	300	242
[2]	CommonSpirit Health	4.350%	11/1/42	300	250
[6]	Community Health Systems Inc.	10.875%	1/15/32	85	88
	CVS Health Corp.	1.750%	8/21/30	476	388
	CVS Health Corp.	6.000%	6/1/44	325	307
[6]	DaVita Inc.	3.750%	2/15/31	40	35
[6]	DaVita Inc.	6.875%	9/1/32	65	65
	Elevance Health Inc.	3.650%	12/1/27	315	306
	Elevance Health Inc.	5.150%	6/15/29	215	216
	Elevance Health Inc.	3.125%	5/15/50	50	32
	Elevance Health Inc.	6.100%	10/15/52	210	212
	Elevance Health Inc.	5.700%	2/15/55	835	804
[6]	Endo Finance Holdings Inc.	8.500%	4/15/31	45	48
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	40	40
	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	372
	GE HealthCare Technologies Inc.	4.800%	8/14/29	150	149
	Gilead Sciences Inc.	4.150%	3/1/47	110	88
	HCA Inc.	5.450%	4/1/31	510	509
[6]	LifePoint Health Inc.	11.000%	10/15/30	35	38
[6]	Medline Borrower LP	3.875%	4/1/29	28	26
[6]	Medline Borrower LP	6.250%	4/1/29	25	25
	Merck & Co. Inc.	5.150%	5/17/63	265	241
[6]	Organon & Co.	6.750%	5/15/34	30	30
[6]	Organon & Co.	7.875%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	142
	Quest Diagnostics Inc.	4.200%	6/30/29	140	136
	Revvity Inc.	3.300%	9/15/29	201	185
[6]	Star Parent Inc.	9.000%	10/1/30	57	59
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	126
	Tenet Healthcare Corp.	6.125%	10/1/28	49	49
	Tenet Healthcare Corp.	4.250%	6/1/29	60	56
	Tenet Healthcare Corp.	6.750%	5/15/31	95	96
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	145	139
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	30	29
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	49	35
	UnitedHealth Group Inc.	2.750%	5/15/40	315	222
	UnitedHealth Group Inc.	6.050%	2/15/63	100	102
	Zoetis Inc.	4.700%	2/1/43	105	93
					9,704
Industrials (2.4%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Air Canada	3.875%	8/15/26	200	194
	Allegion plc	3.500%	10/1/29	174	163
[6]	Allison Transmission Inc.	4.750%	10/1/27	155	150
[6]	American Airlines Inc.	7.250%	2/15/28	44	45
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	177
[6]	Arcosa Inc.	6.875%	8/15/32	20	20
[8]	Ayvens SA	4.375%	11/23/26	100	106
[8]	Ayvens SA	3.875%	2/22/27	200	211
[8]	Ayvens SA	3.875%	1/24/28	300	318
[2,8]	Ayvens SA	4.875%	10/6/28	200	218
	Boeing Co.	5.040%	5/1/27	610	611
	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	265	261
	Boeing Co.	3.625%	2/1/31	335	304
	Boeing Co.	6.388%	5/1/31	603	630
	Boeing Co.	6.528%	5/1/34	417	437
	Boeing Co.	5.805%	5/1/50	250	232
	Boeing Co.	6.858%	5/1/54	16	17
[6]	Bombardier Inc.	7.250%	7/1/31	45	46
[6]	Bombardier Inc.	7.000%	6/1/32	45	46
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	461
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	132
[6]	Chart Industries Inc.	7.500%	1/1/30	25	26
[6]	Chart Industries Inc.	9.500%	1/1/31	15	16
[6]	Clean Harbors Inc.	4.875%	7/15/27	75	73
[6]	Clean Harbors Inc.	6.375%	2/1/31	50	50
	CSX Corp.	3.800%	11/1/46	283	217
[6]	Delta Air Lines Inc.	4.750%	10/20/28	1,011	997
[2,8]	Deutsche Lufthansa AG	2.875%	5/16/27	100	103
[2,8]	Deutsche Lufthansa AG	3.750%	2/11/28	200	210
[2,8]	easyJet FinCo BV	1.875%	3/3/28	200	199
[6]	ERAC USA Finance LLC	4.600%	5/1/28	180	179
[6]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,036
[8]	Fortive Corp.	3.700%	8/15/29	300	318
[6]	Gates Corp.	6.875%	7/1/29	40	41
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	65	65
[2,9]	Heathrow Funding Ltd.	6.750%	12/3/26	100	129
[2,8]	Heathrow Funding Ltd.	1.125%	10/8/30	200	183
[6]	Herc Holdings Inc.	6.625%	6/15/29	45	46
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	350	351
	Ingersoll Rand Inc.	5.197%	6/15/27	40	40
	Ingersoll Rand Inc.	5.314%	6/15/31	30	30
[6]	JetBlue Airways Corp.	9.875%	9/20/31	142	151
	Lockheed Martin Corp.	4.700%	5/15/46	110	98
	Lockheed Martin Corp.	4.300%	6/15/62	360	285
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,579	1,590
[2,8]	Motability Operations Group plc	3.625%	7/24/29	100	106
	Northrop Grumman Corp.	5.200%	6/1/54	296	275
	Parker-Hannifin Corp.	3.250%	6/14/29	530	496
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	98
[6]	Rolls-Royce plc	3.625%	10/14/25	180	178
	RTX Corp.	4.875%	10/15/40	127	117
[2]	Ryder System Inc.	5.300%	3/15/27	130	131
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	69
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	92
[6]	Terex Corp.	6.250%	10/15/32	27	26
[6]	TopBuild Corp.	3.625%	3/15/29	135	123
[6]	TopBuild Corp.	4.125%	2/15/32	35	31
[6]	TransDigm Inc.	6.750%	8/15/28	300	303
[6]	TransDigm Inc.	6.375%	3/1/29	111	111
[6]	TransDigm Inc.	6.875%	12/15/30	75	76
[6]	TransDigm Inc.	7.125%	12/1/31	105	108
[6]	TransDigm Inc.	6.625%	3/1/32	6	6
[2,9]	Traton Finance Luxembourg SA	5.625%	1/16/29	100	125
[6]	Triumph Group Inc.	9.000%	3/15/28	68	71
[6]	United Airlines Inc.	4.375%	4/15/26	155	152
[6]	United Airlines Inc.	4.625%	4/15/29	105	100
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	32	33
	Waste Management Inc.	5.350%	10/15/54	300	288
[6]	WESCO Distribution Inc.	6.375%	3/15/29	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	WESCO Distribution Inc.	6.625%	3/15/32	65	66
					14,570
Materials (1.5%)
[6]	Anglo American Capital plc	4.500%	3/15/28	200	196
[6]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	5	5
[6]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	130	112
[6]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	26
[6]	Axalta Coating Systems LLC	4.750%	6/15/27	180	176
	Ball Corp.	6.875%	3/15/28	80	82
	Ball Corp.	6.000%	6/15/29	60	60
	Ball Corp.	2.875%	8/15/30	70	60
	Ball Corp.	3.125%	9/15/31	90	76
[6]	Big River Steel LLC	6.625%	1/31/29	190	190
[2]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,270	1,070
[2]	Braskem Netherlands Finance BV	5.875%	1/31/50	227	155
[6]	Canpack SA	3.875%	11/15/29	265	239
[8]	Celanese US Holdings LLC	4.777%	7/19/26	100	105
[6]	Chemours Co.	5.750%	11/15/28	10	9
[6]	Chemours Co.	4.625%	11/15/29	250	217
[6]	Chemours Co.	8.000%	1/15/33	50	49
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	145	142
[6]	Cleveland-Cliffs Inc.	7.375%	5/1/33	130	128
	Dow Chemical Co.	5.600%	2/15/54	480	453
	Eastman Chemical Co.	4.500%	12/1/28	100	98
[6]	Element Solutions Inc.	3.875%	9/1/28	215	204
	FMC Corp.	5.150%	5/18/26	165	165
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	190	187
[6]	Kaiser Aluminum Corp.	4.625%	3/1/28	65	61
	LYB International Finance III LLC	3.375%	10/1/40	339	248
[6]	Magnera Corp.	7.250%	11/15/31	45	44
	Martin Marietta Materials Inc.	5.500%	12/1/54	558	526
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	50	53
[6]	Novelis Corp.	4.750%	1/30/30	176	163
[6]	Novelis Corp.	3.875%	8/15/31	152	131
	Nucor Corp.	3.850%	4/1/52	100	74
	Nutrien Ltd.	5.950%	11/7/25	125	126
	Nutrien Ltd.	5.800%	3/27/53	155	152
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	66	62
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	175	186
[6]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	38
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	15	15
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	45	44
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	64	61
[6]	Sealed Air Corp.	6.125%	2/1/28	95	95
[6]	Sealed Air Corp.	5.000%	4/15/29	35	34
[6]	Sealed Air Corp.	7.250%	2/15/31	40	41
[2]	Sherwin-Williams Co.	4.550%	3/1/28	615	610
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	205	206
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	320	318
[6]	Smurfit Westrock Financing DAC	5.418%	1/15/35	262	261
[6]	SNF Group SACA	3.125%	3/15/27	55	52
[6]	SNF Group SACA	3.375%	3/15/30	255	223
[6]	Summit Materials LLC	7.250%	1/15/31	20	21
	Vulcan Materials Co.	4.950%	12/1/29	140	140
	Vulcan Materials Co.	5.700%	12/1/54	170	165
[6]	WR Grace Holdings LLC	5.625%	8/15/29	50	46
[6]	WR Grace Holdings LLC	7.375%	3/1/31	35	36
	WRKCo Inc.	3.375%	9/15/27	200	193
	WRKCo Inc.	4.000%	3/15/28	100	97
					8,926
Real Estate (0.9%)
[2,9]	Akelius Residential Property AB	2.375%	8/15/25	100	123
[8]	American Tower Corp.	0.450%	1/15/27	150	148
[2,8]	Aroundtown SA	0.000%	7/16/26	100	99
[2,8]	Aroundtown SA	0.375%	4/15/27	100	96
[2,8]	Aroundtown SA	1.450%	7/9/28	100	96
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	745
	COPT Defense Properties LP	2.250%	3/15/26	545	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	4.500%	7/1/44	230	198
	Extra Space Storage LP	5.700%	4/1/28	150	153
	Extra Space Storage LP	5.900%	1/15/31	320	330
	Highwoods Realty LP	2.600%	2/1/31	298	248
[6]	Iron Mountain Inc.	6.250%	1/15/33	65	65
	Kimco Realty OP LLC	4.250%	4/1/45	75	61
	Kimco Realty OP LLC	3.700%	10/1/49	110	80
[6]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	50	47
[6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	100	103
	MPT Operating Partnership LP	5.250%	8/1/26	15	14
	MPT Operating Partnership LP	3.500%	3/15/31	70	44
	Omega Healthcare Investors Inc.	3.625%	10/1/29	334	308
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	40	41
[6]	Pebblebrook Hotel LP	6.375%	10/15/29	15	15
[2,8]	Prologis International Funding II SA	3.625%	3/7/30	100	105
	Prologis LP	1.750%	2/1/31	100	83
	Prologis LP	5.250%	3/15/54	250	233
[2,9]	Realty Income Corp.	1.875%	1/14/27	100	117
[9]	Realty Income Corp.	5.000%	10/15/29	200	246
	Realty Income Corp.	4.850%	3/15/30	50	50
[8]	Realty Income Corp.	4.875%	7/6/30	200	222
[6]	RHP Hotel Properties LP	6.500%	4/1/32	35	35
	Sabra Health Care LP	3.900%	10/15/29	221	206
	Sabra Health Care LP	3.200%	12/1/31	380	326
	SBA Communications Corp.	3.875%	2/15/27	50	48
	SBA Communications Corp.	3.125%	2/1/29	50	45
	Service Properties Trust	5.500%	12/15/27	40	37
	Service Properties Trust	8.375%	6/15/29	62	60
[6]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
[6]	Starwood Property Trust Inc.	6.000%	4/15/30	70	69
	Weyerhaeuser Co.	6.950%	10/1/27	50	53
[6]	XHR LP	4.875%	6/1/29	20	19
[6]	XHR LP	6.625%	5/15/30	25	25
					5,535
Technology (2.4%)
[6]	Atkore Inc.	4.250%	6/1/31	38	34
	Atlassian Corp.	5.250%	5/15/29	190	191
	Block Inc.	2.750%	6/1/26	10	10
[6]	Block Inc.	6.500%	5/15/32	145	146
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	35	37
	Broadcom Inc.	4.150%	2/15/28	690	678
	Broadcom Inc.	4.350%	2/15/30	700	681
	Broadcom Inc.	4.150%	11/15/30	190	182
[6]	Broadcom Inc.	4.150%	4/15/32	285	267
	Cadence Design Systems Inc.	4.300%	9/10/29	230	225
[6]	Central Parent LLC	8.000%	6/15/29	75	76
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	39
[6]	Cloud Software Group Inc.	9.000%	9/30/29	40	41
[6]	Cloud Software Group Inc.	8.250%	6/30/32	140	144
	Cotiviti Corp.	7.625%	5/1/31	25	25
	Dell International LLC	4.900%	10/1/26	160	160
	Dell International LLC	4.350%	2/1/30	1,236	1,196
	Dell International LLC	8.350%	7/15/46	46	58
[6]	Diebold Nixdorf Inc.	7.750%	3/31/30	20	21
[6]	Ellucian Holdings Inc.	6.500%	12/1/29	55	55
[6]	Entegris Inc.	5.950%	6/15/30	300	297
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	100	96
	Global Payments Inc.	4.800%	4/1/26	540	539
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	1,260	1,246
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	171	167
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	293	282
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	360	339
[8]	Highland Holdings Sarl	2.875%	11/19/27	200	208
[6]	Imola Merger Corp.	4.750%	5/15/29	125	119
	Intel Corp.	2.450%	11/15/29	1,270	1,114
	Intel Corp.	2.000%	8/12/31	154	124
	Intel Corp.	5.200%	2/10/33	254	245
	Intel Corp.	4.100%	5/19/46	186	132
	Intel Corp.	4.900%	8/5/52	100	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	5.700%	2/10/53	498	440
	Intel Corp.	5.600%	2/21/54	144	126
	Intel Corp.	5.900%	2/10/63	120	108
[6]	McAfee Corp.	7.375%	2/15/30	70	68
	Microchip Technology Inc.	4.900%	3/15/28	218	217
	Microchip Technology Inc.	5.050%	2/15/30	266	264
[2]	Oracle Corp.	4.200%	9/27/29	2,257	2,177
	Oracle Corp.	3.850%	7/15/36	250	214
	Oracle Corp.	4.000%	11/15/47	424	323
[6]	Raven Acquisition Holdings LLC	6.875%	11/15/31	30	30
[6]	Rocket Software Inc.	9.000%	11/28/28	40	41
	Texas Instruments Inc.	5.150%	2/8/54	460	430
	Texas Instruments Inc.	5.050%	5/18/63	410	369
[6]	UKG Inc.	6.875%	2/1/31	65	66
					14,126
Utilities (3.1%)
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	200	145
	AEP Transmission Co. LLC	5.400%	3/15/53	130	124
	AES Corp.	5.450%	6/1/28	230	231
[6]	Alpha Generation LLC	6.750%	10/15/32	15	15
	Ameren Corp.	5.700%	12/1/26	830	843
	Atmos Energy Corp.	6.200%	11/15/53	170	181
	Atmos Energy Corp.	5.000%	12/15/54	570	512
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	267
[6]	Calpine Corp.	4.500%	2/15/28	102	98
[6]	Calpine Corp.	5.125%	3/15/28	50	49
[6]	Calpine Corp.	4.625%	2/1/29	30	28
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	66
	CenterPoint Energy Inc.	5.250%	8/10/26	1,500	1,511
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	265	253
[6]	Clearway Energy Operating LLC	3.750%	1/15/32	10	9
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	279
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	560	569
	DTE Energy Co.	2.950%	3/1/30	200	179
	Duke Energy Carolinas LLC	3.750%	6/1/45	130	99
	Duke Energy Corp.	3.300%	6/15/41	226	165
	Duke Energy Florida LLC	6.200%	11/15/53	170	179
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	156
	Duke Energy Ohio Inc.	5.550%	3/15/54	460	444
	Edison International	5.250%	3/15/32	800	792
[6]	Enel Finance America LLC	2.875%	7/12/41	300	202
	Entergy Texas Inc.	5.000%	9/15/52	70	62
	Entergy Texas Inc.	5.800%	9/1/53	160	160
	Exelon Corp.	4.450%	4/15/46	660	548
	Exelon Corp.	4.100%	3/15/52	100	76
	Exelon Corp.	5.600%	3/15/53	190	183
[6]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	418	411
	FirstEnergy Corp.	2.650%	3/1/30	120	106
[2]	FirstEnergy Corp.	2.250%	9/1/30	70	60
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	110	110
[6]	FirstEnergy Transmission LLC	4.550%	1/15/30	450	438
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	151
	Georgia Power Co.	5.125%	5/15/52	100	93
[6]	Jersey Central Power & Light Co.	5.100%	1/15/35	350	341
	MidAmerican Energy Co.	5.300%	2/1/55	360	339
[2,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	200	211
	National Grid plc	5.602%	6/12/28	350	357
	Nevada Power Co.	6.000%	3/15/54	200	204
	NiSource Inc.	5.200%	7/1/29	650	655
[6]	NRG Energy Inc.	6.250%	11/1/34	40	39
	OGE Energy Corp.	5.450%	5/15/29	40	41
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	221
	Pacific Gas & Electric Co.	5.550%	5/15/29	420	427
	Pacific Gas & Electric Co.	2.500%	2/1/31	37	32
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	208
	Pacific Gas & Electric Co.	4.500%	7/1/40	350	301
	Pacific Gas & Electric Co.	3.300%	8/1/40	60	45
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	34
	Pacific Gas & Electric Co.	3.500%	8/1/50	37	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Pattern Energy Operations LP	4.500%	8/15/28	15	14
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	219
	Public Service Enterprise Group Inc.	5.200%	4/1/29	970	980
[6]	Rayburn Country Securitization LLC	2.307%	12/1/30	154	141
	Sempra	6.625%	4/1/55	850	848
	Southern California Edison Co.	5.450%	6/1/31	530	538
	Union Electric Co.	5.450%	3/15/53	450	430
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	700	522
	Virginia Electric & Power Co.	5.450%	4/1/53	140	133
	Virginia Electric & Power Co.	5.550%	8/15/54	475	460
[6]	Vistra Operations Co. LLC	5.050%	12/30/26	390	390
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	40	40
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	130	128
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	95	100
[6]	Vistra Operations Co. LLC	6.875%	4/15/32	35	36
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	200	233
					18,486
Total Corporate Bonds (Cost $204,351)					199,191
Floating Rate Loan Interests (0.6%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	1,470	1,507
[7]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.107%	9/30/31	20	20
[7]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.689%	5/10/27	30	30
[7]	Bausch Health Cos. Inc. First Lien Second Amendment Term Loan, TSFR1M + 5.250%	9.707%	2/1/27	144	140
[7]	Belron Finance US LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.273%	10/16/31	60	60
[7]	Boost Newco Borrower LLC First Lien Term Loan B-1, TSFR3M + 2.500%	6.829%	1/31/31	10	10
[7]	Champ Acquisition Corp. First Lien Initial Term Loan, TSFR1M + 4.500%	8.857%	11/7/31	5	5
[7]	Chemours Co. First Lien Term Loan B, TSFR1M + 3.000%	7.573%	8/18/28	65	66
[7]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.309%	3/21/31	20	20
[7]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.500%	8.104%	3/30/29	6	6
[7]	Ellucian Holdings Inc. Second Lien Initial Term Loan, TSFR1M + 4.750%	9.107%	11/15/32	25	26
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.357%	4/23/31	115	115
[7]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.500%	6.892%	7/21/28	24	24
[7]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.892%	7/21/28	83	84
[7]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	106	107
[7]	Frontier Communications Holdings LLC First Lien Refinancing Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	40	40
[7]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.764%	11/4/31	40	40
[7]	Grant Thornton Advisors LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.823%	5/31/31	35	35
[7]	Grant Thornton Advisors LLC First Lien Term Loan B, TSFR12M + 2.750%	7.055%	6/2/31	11	11
[7]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	7.367%	6/20/30	45	45
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.370%	3/1/29	108	108
[7]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.607%	10/23/28	359	360
[7]	NCR Atleos LLC First Lien Term Loan B, TSFR3M + 3.750%	8.397%	3/27/29	33	33
[7]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.607%	10/24/31	28	28
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 4.250%	8.823%	11/28/28	15	15
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.585%	7/31/31	70	70
[7]	SkyMiles IP Ltd. First Lien Initial Term Loan, TSFR3M + 3.750%	8.367%	10/20/27	106	108
[7]	Star Parent Inc. First Lien Term Loan, TSFR3M + 4.000%	8.329%	9/27/30	25	24
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	66	67
[7]	UFC Holdings LLC First Lien Term Loan B-4, TSFR3M + 2.250%	6.770%	11/14/31	30	30
[7]	United Airlines Inc. First Lien Term Loan B, TSFR3M + 2.000%	6.635%	2/24/31	8	8
[7]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.107%	5/24/30	292	292
Total Floating Rate Loan Interests (Cost $3,514)					3,534
Sovereign Bonds (20.7%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	5,400	5,359
[10]	Arab Republic of Egypt	0.000%	3/11/25	47,000	877
[2]	Arab Republic of Egypt	8.700%	3/1/49	350	275
[2]	Arab Republic of Egypt	8.875%	5/29/50	200	160
[2]	Argentine Republic	0.750%	7/9/30	605	467
[2]	Argentine Republic	4.125%	7/9/35	1,240	824
[2]	Argentine Republic	3.500%	7/9/41	535	334
[2]	Argentine Republic	4.125%	7/9/46	105	70
[2]	Asian Development Bank	3.625%	8/28/29	2,121	2,048
[2]	Bermuda	3.717%	1/25/27	790	764
[2,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	1,503	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,897	1,932
[2,6]	CDP Financial Inc.	4.875%	6/5/29	1,857	1,873
[2,6]	Central American Bank for Economic Integration	5.000%	1/25/27	1,819	1,826
[2]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
	Corp. Andina de Fomento	4.125%	1/7/28	1,230	1,211
	Corp. Andina de Fomento	5.000%	1/24/29	2,102	2,112
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,875	1,797
[2,6]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	481	483
[2]	Dominican Republic	6.875%	1/29/26	1,541	1,553
[2]	Dominican Republic	5.950%	1/25/27	5,430	5,399
	Ecopetrol SA	7.750%	2/1/32	955	930
	European Investment Bank	3.750%	11/15/29	5,652	5,477
[2,8]	European Investment Bank	2.625%	9/4/34	2,145	2,198
[2,8]	European Union	2.750%	10/5/26	7,881	8,238
[2,8]	European Union	0.300%	11/4/50	2,695	1,390
[2]	Federal Republic of Nigeria	8.250%	9/28/51	200	159
	Federative Republic of Brazil	8.750%	2/4/25	2,726	2,726
	Federative Republic of Brazil	3.875%	6/12/30	200	176
[8]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	2,080	2,142
[6,8]	Hellenic Republic	3.375%	6/15/34	2,581	2,710
[6,8]	Hellenic Republic	4.125%	6/15/54	604	650
[2,8]	Ivory Coast Government Bond	4.875%	1/30/32	600	546
[2,11]	Japan	1.200%	6/20/53	105,150	525
[2,11]	Japan	2.200%	6/20/54	105,150	661
[12]	Japan International Cooperation Agency	4.750%	5/21/29	580	581
[6]	Kingdom of Belgium	4.875%	6/10/55	1,290	1,210
[2]	Kingdom of Morocco	2.375%	12/15/27	400	365
[2]	Kingdom of Morocco	6.500%	9/8/33	200	206
[2,13]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	1,480	1,491
[2]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	1,010	1,003
[2]	Oman Government Bond	4.750%	6/15/26	1,450	1,435
[2]	Paraguay Government Bond	4.700%	3/27/27	1,519	1,488
[2,6]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	603	598
[2,6]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	1,284	1,258
[2,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	822
[2]	Petroleos del Peru SA	4.750%	6/19/32	320	241
	Petroleos Mexicanos	4.500%	1/23/26	895	862
	Petroleos Mexicanos	6.875%	8/4/26	1,571	1,544
	Petroleos Mexicanos	6.500%	3/13/27	1,930	1,864
	Petroleos Mexicanos	6.840%	1/23/30	470	428
	Petroleos Mexicanos	5.950%	1/28/31	390	329
	Petroleos Mexicanos	6.625%	6/15/38	80	58
	Petroleos Mexicanos	6.500%	6/2/41	160	114
	Petroleos Mexicanos	6.750%	9/21/47	740	506
[2]	Petroliam Nasional Bhd.	7.625%	10/15/26	2,600	2,719
	Republic of Chile	3.125%	1/21/26	3,000	2,939
[2]	Republic of Chile	2.750%	1/31/27	1,031	983
[2]	Republic of Colombia	3.000%	1/30/30	8,970	7,468
[2,14]	Republic of Colombia	7.250%	10/18/34	10,498,600	1,771
[2]	Republic of Colombia	4.125%	2/22/42	4,696	2,957
[2]	Republic of Ecuador	5.500%	7/31/35	128	72
[2,6]	Republic of El Salvador	9.650%	11/21/54	380	398
[2]	Republic of Ghana	0.000%	7/3/26	248	230
[2]	Republic of Guatemala	4.375%	6/5/27	300	288
[2]	Republic of Guatemala	4.875%	2/13/28	1,145	1,103
[2]	Republic of Guatemala	5.250%	8/10/29	250	240
[8]	Republic of Iceland	3.500%	3/21/34	1,642	1,773
[2,8]	Republic of Indonesia	3.375%	7/30/25	1,000	1,034
[8]	Republic of Lithuania	3.500%	7/3/31	462	494
	Republic of Panama	8.875%	9/30/27	500	536
[2]	Republic of Paraguay	5.000%	4/15/26	7,666	7,607
[2]	Republic of Peru	2.392%	1/23/26	1,355	1,314
[2]	Republic of Peru	2.783%	1/23/31	641	547
[2]	Republic of Poland	5.750%	11/16/32	130	133
	Republic of South Africa	5.875%	9/16/25	2,710	2,713
[2,6]	Republic of South Africa	7.950%	11/19/54	1,180	1,130
[6]	Republic of Sri Lanka	4.000%	4/15/28	63	58
[6]	Republic of Sri Lanka	3.100%	1/15/30	47	38
[6]	Republic of Sri Lanka	3.350%	3/15/33	91	70
[6]	Republic of Sri Lanka	3.600%	6/15/35	62	45

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]		Republic of Sri Lanka	3.600%	5/15/36	43	33
[6]		Republic of Sri Lanka	3.600%	2/15/38	86	65
[2]		Republic of Turkiye	5.750%	5/11/47	730	542
[2]		Republic of Uzbekistan International Bond	5.375%	2/20/29	867	817
[2]		Republic of Zambia	5.750%	6/30/33	601	526
[2,8]		Societe Des Grands Projets EPIC	0.700%	10/15/60	700	277
[2,15]		Southern Gas Corridor CJSC	6.875%	3/24/26	965	975
[2]		State of Israel	5.750%	3/12/54	340	311
[2,6]		Ukraine Government Bond	0.000%	2/1/30	10	6
[2,6]		Ukraine Government Bond	0.000%	2/1/34	39	16
[2,6]		Ukraine Government Bond	1.750%	2/1/34	55	31
[2,6]		Ukraine Government Bond	0.000%	2/1/35	33	20
[2,6]		Ukraine Government Bond	1.750%	2/1/35	67	37
[2,6]		Ukraine Government Bond	0.000%	2/1/36	28	16
[2,6]		Ukraine Government Bond	1.750%	2/1/36	815	438
		United Mexican States	4.150%	3/28/27	220	215
[2]		United Mexican States	4.750%	4/27/32	227	206
[2]		United Mexican States	4.875%	5/19/33	490	438
[2,16]		United Mexican States	7.500%	5/26/33	15,600	632
[2,16]		United Mexican States	7.750%	11/23/34	53,150	2,127
[2]		United Mexican States	6.350%	2/9/35	203	198
[2,6]		Uzbekneftegaz JSC	4.750%	11/16/28	600	527
[8]		Ville de Paris	3.750%	6/22/48	700	715
Total Sovereign Bonds (Cost $125,463)						123,817
					Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[17]		Vanguard Market Liquidity Fund (Cost $6,896)	4.466%		68,968	6,897
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	1/24/25	19	$109.00	2,071	11
	10-Year U.S. Treasury Note Futures Contracts	1/24/25	19	111.00	2,109	2
						13
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.550% Annually	BNPSW	4/10/25	3.550%	7,700	82

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	8,000	15
Total Options Purchased (Cost $76)					110
Total Investments (99.5%) (Cost $609,986)					596,578
Other Assets and Liabilities—Net (0.5%)					2,869
Net Assets (100%)					599,447
Cost is in $000.
1	Securities with a value of $1,233,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $1,817,000 have been segregated as initial margin for open futures contracts.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $76,475,000, representing 12.8% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Egyptian pounds.
11	Face amount denominated in Japanese yen.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Colombian pesos.
15	Guaranteed by the Republic of Azerbaijan.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	1	1	—	—
Raven Acquisition Holdings LLC	2	2	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	1/24/25	38	$110.00	4,180	(10)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	1,000	(70)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	4/10/25	3.700%	11,550	(97)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	1,000	(102)
					(199)
					(269)
Total Options Written (Premiums Received $235)					(279)
BNPSW—BNP Paribas.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	92	9,780	6
10-Year U.S. Treasury Note	March 2025	148	16,095	(83)
Long Gilt	March 2025	37	4,280	(122)
Long U.S. Treasury Bond	March 2025	41	4,668	(125)
Ultra 10-Year U.S. Treasury Note	March 2025	134	14,916	(81)
				(405)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(166)	(34,131)	(31)
10-Year Japanese Government Bond	March 2025	(7)	(6,313)	23

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	March 2025	(61)	(7,447)	96
Euro-Bund	March 2025	(65)	(8,985)	202
Euro-Buxl	March 2025	(26)	(3,573)	230
Euro-OAT	March 2025	(11)	(1,406)	32
Euro-Schatz	March 2025	(103)	(11,415)	45
Mini 10-Year Japanese Government Bond	March 2025	(15)	(1,355)	3
Ultra Long U.S. Treasury Bond	March 2025	(7)	(832)	8
				608
				203

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/19/25	CHF	42	USD	48	—	(1)
Credit Agricole CIB	3/19/25	EUR	129	USD	134	—	—
Bank of Montreal	3/19/25	EUR	69	USD	72	—	—
Société Generale	3/19/25	JPY	2,437	USD	16	—	—
Toronto-Dominion Bank	3/19/25	ZAR	1,367	USD	73	—	(1)
Toronto-Dominion Bank	1/29/25	USD	35	AUD	54	2	—
BNP Paribas	3/19/25	USD	1,859	COP	8,172,808	23	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	829	EGP	47,000	—	(71)
Royal Bank of Canada	3/19/25	USD	36,922	EUR	35,383	149	—
Toronto-Dominion Bank	3/19/25	USD	2,324	EUR	2,198	39	—
Citibank, N.A.	3/19/25	USD	311	EUR	298	1	—
State Street Bank & Trust Co.	3/19/25	USD	47	EUR	45	—	—
Toronto-Dominion Bank	2/4/25	USD	2,400	GBP	1,915	3	—
Bank of Montreal	2/4/25	USD	22	GBP	18	—	—
Canadian Imperial Bank of Commerce	3/19/25	USD	1,313	JPY	204,161	4	—
Bank of Montreal	3/19/25	USD	1,790	MXN	36,535	59	—
Bank of America, N.A.	3/19/25	USD	929	MXN	19,005	29	—
Royal Bank of Canada	3/19/25	USD	27	NZD	47	—	—
						309	(73)
AUD—Australian dollar.
CHF—Swiss franc.
COP—Colombian peso.
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	9,000	5.000	708	43
iTraxx Europe-S42-V1	12/20/29	EUR	10,600	1.000	221	(13)
						30

Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)

Credit Protection Purchased
CDX-NA-IG-S43-V1	12/20/29	USD	9,720	(1.000)	(220)	(15)
iTraxx Europe Crossover-S42-V1	12/20/29	EUR	8,550	(5.000)	(713)	51
						36
						66
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/29	GSI	315	1.000	5	4	1	—
Republic of Turkiye/B1	12/20/29	BARC	320	1.000	(21)	(23)	2	—
					(16)	(19)	3	—
Credit Protection Purchased
Malaysia	12/20/29	GSI	570	(1.000)	(13)	(16)	3	—
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	78	82	—	(4)
Republic of Colombia	12/20/29	BANA	10,020	(1.000)	497	429	68	—
					562	495	71	(4)
					546	476	74	(4)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $358,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	15,500[1]	4.151[2]	(4.490)[3]	(9)	(7)
3/15/26	N/A	500[4]	4.700[5]	(3.750)[2]	12	10
12/12/26	N/A	8,000[1]	4.490[3]	(3.967)[2]	20	19
12/31/26	3/3/25[6]	6,300[1]	4.010[2]	(0.000)[3]	(3)	(3)
8/6/27	N/A	7,500[1]	3.493[2]	(4.490)[3]	(150)	(150)
8/30/27	N/A	5,100[1]	4.490[3]	(3.476)[2]	99	99
3/15/28	N/A	600[4]	4.700[5]	(3.500)[2]	24	20
5/14/28	5/14/27[6]	41,955[1]	3.871[7]	(0.000)[8]	(51)	(51)
5/17/28	5/17/27[6]	15,000[1]	3.715[7]	(0.000)[8]	(39)	(39)
10/15/28	10/15/27[6]	6,800[1]	3.376[2]	(0.000)[3]	(37)	(37)
5/31/29	3/3/25[6]	3,600[1]	3.851[2]	(0.000)[3]	(24)	(24)
5/31/29	3/3/25[6]	1,400[1]	4.015[2]	(0.000)[3]	—	—
5/31/29	3/3/25[6]	1,400[1]	4.005[2]	(0.000)[3]	—	—

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/29	N/A	2,180[1]	2.530[7]	(0.000)[9]	13	13
7/5/29	N/A	2,010[1]	2.525[7]	(0.000)[9]	12	12
7/5/29	N/A	2,010[1]	2.523[7]	(0.000)[9]	12	12
7/10/29	N/A	2,557[1]	2.491[7]	(0.000)[9]	11	11
7/10/29	N/A	2,240[1]	2.484[7]	(0.000)[9]	9	9
7/15/29	N/A	2,240[1]	2.420[7]	(0.000)[9]	2	2
7/18/29	N/A	2,240[1]	2.449[7]	(0.000)[9]	4	4
7/19/29	N/A	2,240[1]	2.437[7]	(0.000)[9]	3	3
8/1/29	N/A	2,240[1]	2.394[7]	(0.000)[9]	(2)	(2)
8/5/29	N/A	2,238[1]	2.363[7]	(0.000)[9]	(6)	(6)
8/6/29	N/A	4,750[1]	4.490[3]	(3.360)[2]	166	166
11/7/29	N/A	4,500[1]	2.495[7]	(0.000)[9]	5	5
5/14/34	5/14/29[6]	9,820[1]	0.000[3]	(3.961)[2]	49	49
5/17/34	5/17/29[6]	3,490[1]	0.000[3]	(3.841)[2]	33	33
8/15/34	3/3/25[6]	1,400[1]	0.000[3]	(3.789)[2]	29	29
10/15/34	10/15/29[6]	1,500[1]	0.000[3]	(3.614)[2]	27	27
3/19/35	3/19/25[6]	3,016,036[10]	0.000[11]	(2.585)[12]	31	31
3/19/35	3/19/25[6]	1,625[13]	3.500[14]	(0.000)[15]	195	(46)
10/2/44	10/2/34[6]	100[1]	0.000[3]	(3.575)[2]	3	3
7/5/54	N/A	480[1]	0.000[9]	(2.522)[7]	(12)	(12)
7/5/54	N/A	440[1]	0.000[9]	(2.519)[7]	(10)	(10)
7/5/54	N/A	440[1]	0.000[9]	(2.524)[7]	(11)	(11)
7/10/54	N/A	550[1]	0.000[9]	(2.510)[7]	(12)	(12)
7/10/54	N/A	480[1]	0.000[9]	(2.499)[7]	(9)	(9)
7/15/54	N/A	480[1]	0.000[9]	(2.469)[7]	(6)	(6)
7/18/54	N/A	485[1]	0.000[9]	(2.501)[7]	(10)	(10)
7/19/54	N/A	480[1]	0.000[9]	(2.482)[7]	(8)	(8)
8/1/54	N/A	480[1]	0.000[9]	(2.454)[7]	(5)	(5)
8/5/54	N/A	485[1]	0.000[9]	(2.411)[7]	(1)	(1)
11/7/54	N/A	950[1]	0.000[9]	(2.434)[7]	(4)	(4)
					350	104
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in British pound.
5 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Interest payment received/paid at maturity.
8 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
9 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
10 Notional amount denominated in Korean won.
11 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
12 Interest payment received/paid quarterly.
13 Notional amount denominated in euro.
14 Interest payment received/paid semi-annually.
15 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	207,918	—	207,918
Asset-Backed/Commercial Mortgage-Backed Securities	—	55,111	—	55,111
Corporate Bonds	—	199,191	—	199,191
Floating Rate Loan Interests	—	3,534	—	3,534
Sovereign Bonds	—	123,817	—	123,817
Temporary Cash Investments	6,897	—	—	6,897
Options Purchased	13	97	—	110
Total	6,910	589,668	—	596,578

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.